Material Accounting Policies - Key sources of estimation uncertainty (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Vessels
Vessels
Tangible fixed assets and vessels under construction	$ 3,876,050	$ 4,480,422